SHAREHOLDERS' EQUITY AND SHARE INCENTIVE PLANS, Restricted Shares (Details)			1 Months Ended	12 Months Ended
	Dec. 31, 2021 shares	Jan. 30, 2020 Grantee shares	Oct. 31, 2020 $ / shares shares	Dec. 31, 2021 $ / shares shares
Restricted Shares [Member] | 2017 Plan [Member]
Restricted Shares [Abstract]
Unvested restricted shares granted (in shares)		7,411,689
Restricted Share Units [Member]
Restricted Shares [Abstract]
Unvested restricted shares granted (in shares)			10,314,654	13,136,685
Restricted Share Units [Member] | Time-Based Vesting Condition [Member]
Restricted Shares [Abstract]
Unvested restricted shares granted (in shares)			6,598,489
Vesting period				24 months
Restricted Share Units [Member] | 2017 Plan [Member]
Restricted Shares [Abstract]
Number of grantees effected with unvested restricted share grant | Grantee		3
Unvested restricted shares granted (in shares)		2,882,324
Share Options [Member]
Restricted Shares [Abstract]
Number of options to acquire ordinary shares (in shares)			5,157,327
Exercise price (in dollars per share) | $ / shares			$ 0	$ 1.39
Number of options vested (in shares)	1,858,083		1,441,162
Share Options [Member] | Time-Based Vesting Condition [Member]
Restricted Shares [Abstract]
Vesting period				24 months